Distribution Date:	10/18/21	BANK 2019-BNK22
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2019-BNK22

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	4		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	5		375 Park Avenue,2nd Floor, J0127-023 | New York, NY 10152
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	7
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	8	Master & Special Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	9-13		Kathleen Luzik	(703) 647-3473
Mortgage Loan Detail (Part 1)	14-16		2011 Crystal Drive,Suite 800 | Arlington, VA 22202
Mortgage Loan Detail (Part 2)	17-19	Special Servicer	KeyBank National Association
Principal Prepayment Detail	20		Andy Lindenman	(913) 317-4372
Historical Detail	21		11501 Outlook Street,Suite 300 | Overland Park, KS 66211
Delinquency Loan Detail	22	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Collateral Stratification and Historical Detail	23		Don Simon	(203) 660-6100
Specially Serviced Loan Detail - Part 1	24		375 North French Road,Suite 100 | Amherst, NY 14228
Specially Serviced Loan Detail - Part 2	25	Certificate Administrator	Wells Fargo Bank, N.A.
Modified Loan Detail	26		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
					trustadministrationgroup@wellsfargo.com
Historical Liquidated Loan Detail	27		9062 Old Annapolis Road, | Columbia, MD 21045
Historical Bond / Collateral Loss Reconciliation Detail	28	Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	29		General Contact	(302) 636-4140
Supplemental Notes	30		1100 North Market St., | Wilmington, DE 19890

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	06540XBC4	2.077000%	16,733,000.00	10,919,800.31	280,519.88	18,900.35	0.00	0.00	299,420.23	10,639,280.43	30.16%	30.00%
A-2	06540XBD2	2.409000%	6,119,000.00	6,119,000.00	0.00	12,283.89	0.00	0.00	12,283.89	6,119,000.00	30.16%	30.00%
A-SB	06540XBE0	2.897000%	19,728,000.00	19,728,000.00	0.00	47,626.68	0.00	0.00	47,626.68	19,728,000.00	30.16%	30.00%
A-3	06540XBF7	2.726000%	306,500,000.00	306,500,000.00	0.00	696,265.83	0.00	0.00	696,265.83	306,500,000.00	30.16%	30.00%
A-4	06540XBG5	2.978000%	450,348,000.00	450,348,000.00	0.00	1,117,613.62	0.00	0.00	1,117,613.62	450,348,000.00	30.16%	30.00%
A-S	06540XBK6	3.210000%	117,060,000.00	117,060,000.00	0.00	313,135.50	0.00	0.00	313,135.50	117,060,000.00	19.86%	19.75%
B	06540XBL4	3.412000%	48,536,000.00	48,536,000.00	0.00	138,004.03	0.00	0.00	138,004.03	48,536,000.00	15.58%	15.50%
C	06540XBM2	3.461176%	49,965,000.00	49,965,000.00	0.00	144,114.71	0.00	0.00	144,114.71	49,965,000.00	11.18%	11.13%
D	06540XAL5	2.500000%	31,406,000.00	31,406,000.00	0.00	65,429.17	0.00	0.00	65,429.17	31,406,000.00	8.42%	8.38%
E	06540XAN1	2.500000%	22,841,000.00	22,841,000.00	0.00	47,585.42	0.00	0.00	47,585.42	22,841,000.00	6.41%	6.38%
F	06540XAQ4	1.961176%	22,840,000.00	22,840,000.00	0.00	37,327.71	0.00	0.00	37,327.71	22,840,000.00	4.40%	4.38%
G	06540XAS0	1.961176%	11,421,000.00	11,421,000.00	0.00	18,665.49	0.00	0.00	18,665.49	11,421,000.00	3.39%	3.38%
H	06540XAU5	1.961176%	12,848,000.00	12,848,000.00	0.00	20,997.66	0.00	0.00	20,997.66	12,848,000.00	2.26%	2.25%
J*	06540XAW1	1.961176%	25,696,287.00	25,696,287.00	0.00	43,491.02	0.00	0.00	43,491.02	25,696,287.00	0.00%	0.00%
V	06540XAY7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	06540XBA8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR	NA	3.461176%	60,107,436.19	59,801,478.31	14,764.20	172,564.89	0.00	0.00	187,329.09	59,786,714.11	0.00%	0.00%
Interest
Regular SubTotal			1,202,148,723.19	1,196,029,565.62	295,284.08	2,894,005.97	0.00	0.00	3,189,290.05	1,195,734,281.54

Notional Certificates
X-A	06540XBH3	0.599298%	799,428,000.00	793,614,800.31	0.00	396,343.23	0.00	0.00	396,343.23	793,334,280.43
X-B	06540XBJ9	0.147473%	215,561,000.00	215,561,000.00	0.00	26,491.20	0.00	0.00	26,491.20	215,561,000.00
X-D	06540XAA9	0.961176%	54,247,000.00	54,247,000.00	0.00	43,450.75	0.00	0.00	43,450.75	54,247,000.00
X-F	06540XAC5	1.500000%	22,840,000.00	22,840,000.00	0.00	28,550.00	0.00	0.00	28,550.00	22,840,000.00

										Certificate Distribution Detail continued to next page

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Notional Certificates
X-G	06540XAE1	1.500000%	11,421,000.00	11,421,000.00	0.00	14,276.25	0.00	0.00	14,276.25	11,421,000.00
X-H	06540XAG6	1.500000%	12,848,000.00	12,848,000.00	0.00	16,060.00	0.00	0.00	16,060.00	12,848,000.00
X-J	06540XAJ0	1.500000%	25,696,287.00	25,696,287.00	0.00	32,120.36	0.00	0.00	32,120.36	25,696,287.00
Notional SubTotal			1,142,041,287.00	1,136,228,087.31	0.00	557,291.79	0.00	0.00	557,291.79	1,135,947,567.43

Deal Distribution Total					295,284.08	3,451,297.76	0.00	0.00	3,746,581.84

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06540XBC4	652.59070758	16.76447021	1.12952549	0.00000000	0.00000000	0.00000000	0.00000000	17.89399570	635.82623738
A-2	06540XBD2	1,000.00000000	0.00000000	2.00749959	0.00000000	0.00000000	0.00000000	0.00000000	2.00749959	1,000.00000000
A-SB	06540XBE0	1,000.00000000	0.00000000	2.41416667	0.00000000	0.00000000	0.00000000	0.00000000	2.41416667	1,000.00000000
A-3	06540XBF7	1,000.00000000	0.00000000	2.27166666	0.00000000	0.00000000	0.00000000	0.00000000	2.27166666	1,000.00000000
A-4	06540XBG5	1,000.00000000	0.00000000	2.48166667	0.00000000	0.00000000	0.00000000	0.00000000	2.48166667	1,000.00000000
A-S	06540XBK6	1,000.00000000	0.00000000	2.67500000	0.00000000	0.00000000	0.00000000	0.00000000	2.67500000	1,000.00000000
B	06540XBL4	1,000.00000000	0.00000000	2.84333340	0.00000000	0.00000000	0.00000000	0.00000000	2.84333340	1,000.00000000
C	06540XBM2	1,000.00000000	0.00000000	2.88431322	0.00000000	0.00000000	0.00000000	0.00000000	2.88431322	1,000.00000000
D	06540XAL5	1,000.00000000	0.00000000	2.08333344	0.00000000	0.00000000	0.00000000	0.00000000	2.08333344	1,000.00000000
E	06540XAN1	1,000.00000000	0.00000000	2.08333348	0.00000000	0.00000000	0.00000000	0.00000000	2.08333348	1,000.00000000
F	06540XAQ4	1,000.00000000	0.00000000	1.63431305	0.00000000	0.00000000	0.00000000	0.00000000	1.63431305	1,000.00000000
G	06540XAS0	1,000.00000000	0.00000000	1.63431311	0.00000000	0.00000000	0.00000000	0.00000000	1.63431311	1,000.00000000
H	06540XAU5	1,000.00000000	0.00000000	1.63431351	0.00000000	0.00000000	0.00000000	0.00000000	1.63431351	1,000.00000000
J	06540XAW1	1,000.00000000	0.00000000	1.69250211	(0.05818895)	2.02580591	0.00000000	0.00000000	1.69250211	1,000.00000000
V	06540XAY7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	06540XBA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	NA	994.90981650	0.24563017	2.87094078	(0.00130932)	0.04610428	0.00000000	0.00000000	3.11657096	994.66418632

Notional Certificates
X-A	06540XBH3	992.72830112	0.00000000	0.49578352	0.00000000	0.00000000	0.00000000	0.00000000	0.49578352	992.37740038
X-B	06540XBJ9	1,000.00000000	0.00000000	0.12289422	0.00000000	0.00000000	0.00000000	0.00000000	0.12289422	1,000.00000000
X-D	06540XAA9	1,000.00000000	0.00000000	0.80097978	0.00000000	0.00000000	0.00000000	0.00000000	0.80097978	1,000.00000000
X-F	06540XAC5	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000
X-G	06540XAE1	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000
X-H	06540XAG6	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000
X-J	06540XAJ0	1,000.00000000	0.00000000	1.25000005	0.00000000	0.00000000	0.00000000	0.00000000	1.25000005	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	09/01/21 - 09/30/21	30	0.00	18,900.35	0.00	18,900.35	0.00	0.00	0.00	18,900.35	0.00
A-2	09/01/21 - 09/30/21	30	0.00	12,283.89	0.00	12,283.89	0.00	0.00	0.00	12,283.89	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	47,626.68	0.00	47,626.68	0.00	0.00	0.00	47,626.68	0.00
A-3	09/01/21 - 09/30/21	30	0.00	696,265.83	0.00	696,265.83	0.00	0.00	0.00	696,265.83	0.00
A-4	09/01/21 - 09/30/21	30	0.00	1,117,613.62	0.00	1,117,613.62	0.00	0.00	0.00	1,117,613.62	0.00
X-A	09/01/21 - 09/30/21	30	0.00	396,343.23	0.00	396,343.23	0.00	0.00	0.00	396,343.23	0.00
X-B	09/01/21 - 09/30/21	30	0.00	26,491.20	0.00	26,491.20	0.00	0.00	0.00	26,491.20	0.00
A-S	09/01/21 - 09/30/21	30	0.00	313,135.50	0.00	313,135.50	0.00	0.00	0.00	313,135.50	0.00
B	09/01/21 - 09/30/21	30	0.00	138,004.03	0.00	138,004.03	0.00	0.00	0.00	138,004.03	0.00
C	09/01/21 - 09/30/21	30	0.00	144,114.71	0.00	144,114.71	0.00	0.00	0.00	144,114.71	0.00
X-D	09/01/21 - 09/30/21	30	0.00	43,450.75	0.00	43,450.75	0.00	0.00	0.00	43,450.75	0.00
X-F	09/01/21 - 09/30/21	30	0.00	28,550.00	0.00	28,550.00	0.00	0.00	0.00	28,550.00	0.00
X-G	09/01/21 - 09/30/21	30	0.00	14,276.25	0.00	14,276.25	0.00	0.00	0.00	14,276.25	0.00
X-H	09/01/21 - 09/30/21	30	0.00	16,060.00	0.00	16,060.00	0.00	0.00	0.00	16,060.00	0.00
X-J	09/01/21 - 09/30/21	30	0.00	32,120.36	0.00	32,120.36	0.00	0.00	0.00	32,120.36	0.00
D	09/01/21 - 09/30/21	30	0.00	65,429.17	0.00	65,429.17	0.00	0.00	0.00	65,429.17	0.00
E	09/01/21 - 09/30/21	30	0.00	47,585.42	0.00	47,585.42	0.00	0.00	0.00	47,585.42	0.00
F	09/01/21 - 09/30/21	30	0.00	37,327.71	0.00	37,327.71	0.00	0.00	0.00	37,327.71	0.00
G	09/01/21 - 09/30/21	30	0.00	18,665.49	0.00	18,665.49	0.00	0.00	0.00	18,665.49	0.00
H	09/01/21 - 09/30/21	30	0.00	20,997.66	0.00	20,997.66	0.00	0.00	0.00	20,997.66	0.00
J	09/01/21 - 09/30/21	30	53,463.56	41,995.78	0.00	41,995.78	(1,495.24)	0.00	0.00	43,491.02	52,055.69
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
RR Interest	09/01/21 - 09/30/21	30	2,841.71	172,486.19	0.00	172,486.19	(78.70)	0.00	0.00	172,564.89	2,771.21
Totals			56,305.27	3,449,723.82	0.00	3,449,723.82	(1,573.94)	0.00	0.00	3,451,297.76	54,826.90

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 5 of 30

Additional Information

Total Available Distribution Amount (1)	3,746,581.84
Non-VRR Available Funds	3,559,252.75
VRR Available Funds	187,329.09
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,470,788.13	Master Servicing Fee	13,290.14
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,789.82
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	498.35
ARD Interest	0.00	Operating Advisor Fee	946.86
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	249.17
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,470,788.13	Total Fees	21,064.33

Principal		Expenses/Reimbursements
Scheduled Principal	295,284.08	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	(2,165.22)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	591.28
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	295,284.08	Total Expenses/Reimbursements	(1,573.94)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,451,297.76
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	295,284.08
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,746,581.84
Total Funds Collected	3,766,072.21	Total Funds Distributed	3,766,072.23

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,196,029,566.22	1,196,029,566.22	Beginning Certificate Balance	1,196,029,565.62
(-) Scheduled Principal Collections	295,284.08	295,284.08	(-) Principal Distributions	295,284.08
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,195,734,282.14	1,195,734,282.14	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,196,029,566.23	1,196,029,566.23	Ending Certificate Balance	1,195,734,281.54
Ending Actual Collateral Balance	1,195,734,282.15	1,195,734,282.15

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.60)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.60)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.46%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
1,000,000 or less	1	960,165.65	0.08%	96	3.2300	0.380000	1.50 or less	27	278,519,753.34	23.29%	95	3.5489	1.118137
1,000,001 to 2,000,000	4	6,183,789.19	0.52%	96	3.2379	0.855906	1.51 to 1.75	5	79,140,399.95	6.62%	96	3.6314	1.679514
2,000,001 to 3,000,000	4	9,630,406.83	0.81%	96	3.5418	2.291482	1.76 to 2.00	4	46,038,850.17	3.85%	96	3.7585	1.925140
3,000,001 to 4,000,000	5	18,242,242.74	1.53%	96	3.4721	1.635536	2.01 to 2.25	3	54,196,526.96	4.53%	96	3.8828	2.059765
4,000,001 to 5,000,000	5	22,922,447.90	1.92%	96	3.4328	1.518037	2.26 to 2.50	4	142,730,091.38	11.94%	96	3.6402	2.403930
5,000,001 to 6,000,000	2	11,338,484.83	0.95%	96	3.6908	2.394758	2.51 to 2.75	7	146,190,500.00	12.23%	95	3.2985	2.621631
6,000,001 to 7,000,000	3	19,730,365.34	1.65%	77	4.0885	1.854373	2.76 to 3.00	6	140,456,638.94	11.75%	94	3.4533	2.902834
7,000,001 to 8,000,000	2	15,429,397.49	1.29%	95	3.5276	2.035020	3.01 or greater	12	274,061,521.40	22.92%	95	3.2604	3.493106
8,000,001 to 9,000,000	2	17,442,208.78	1.46%	96	3.7460	1.648704	Totals	70	1,195,734,282.14	100.00%	95	3.4823	2.352122
9,000,001 to 10,000,000	3	30,000,000.00	2.51%	95	3.2117	2.516667
10,000,001 to 15,000,000	14	185,312,401.91	15.50%	96	3.4513	2.216656
15,000,001 to 20,000,000	7	124,553,000.00	10.42%	96	3.6563	2.082043
20,000,001 to 30,000,000	7	190,000,000.00	15.89%	95	3.3647	2.557892
30,000,001 to 50,000,000	7	262,862,371.48	21.98%	96	3.4974	2.156835
50,000,001 to 80,000,000	3	197,527,000.00	16.52%	95	3.5728	2.604056
80,000,001 to 100,000,000	1	83,600,000.00	6.99%	95	3.1900	3.389200
100,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	70	1,195,734,282.14	100.00%	95	3.4823	2.352122
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	2	2,611,524.00	0.22%	96	3.3977	2.832846	Utah	1	12,024,149.92	1.01%	95	3.7300	3.532500
Arizona	2	11,675,000.00	0.98%	96	3.7088	2.670737	Virginia	1	45,000,000.00	3.76%	96	3.3300	1.344500
Arkansas	1	1,825,925.00	0.15%	96	3.5200	2.728000	Washington	2	25,079,327.86	2.10%	96	3.6781	1.829824
California	9	269,230,365.34	22.52%	94	3.5513	2.408870	Washington, DC	1	88,475,000.00	7.40%	95	3.0850	2.817200
Colorado	1	15,000,000.00	1.25%	97	3.1500	2.559800	Wisconsin	2	6,905,084.00	0.58%	96	3.1264	3.065400
Connecticut	3	2,300,000.00	0.19%	97	3.9500	4.619800	Totals	131	1,195,734,282.14	100.00%	95	3.4823	2.352122
Florida	20	99,123,000.00	8.29%	95	3.4490	2.888069
									Property Type³
Georgia	2	21,442,004.16	1.79%	95	3.5709	1.471691
Illinois	5	38,113,617.95	3.19%	95	3.3692	3.244625		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Indiana	3	6,766,128.20	0.57%	96	3.7708	2.694299		Properties	Balance	Agg. Bal.			DSCR¹
Iowa	1	864,953.00	0.07%	96	3.1264	3.065400	Industrial	3	20,291,576.21	1.70%	96	3.6508	2.431354
Kansas	1	2,196,526.96	0.18%	96	4.0300	2.040000	Lodging	5	46,823,681.73	3.92%	95	3.7507	1.518968
Louisiana	6	16,339,272.00	1.37%	96	3.6918	2.574749	Mixed Use	3	42,012,225.00	3.51%	96	3.4681	1.320324
Maryland	1	5,708,484.83	0.48%	96	3.8100	1.886600	Multi-Family	32	228,496,651.60	19.11%	96	3.3893	1.655821
Michigan	1	7,757,673.42	0.65%	95	3.9900	2.850900	Office	12	459,404,365.34	38.42%	94	3.3573	2.559045
Minnesota	3	20,802,488.00	1.74%	96	3.3576	2.864796	Other	1	61,000,000.00	5.10%	97	3.8400	1.497200
Missouri	3	3,704,500.00	0.31%	96	3.8380	2.447900	Retail	45	171,316,664.86	14.33%	96	3.6728	2.385508
Nevada	1	3,900,000.00	0.33%	97	3.9400	2.000900	Self Storage	30	166,389,117.40	13.92%	96	3.5354	2.694779
New York	32	374,044,176.22	31.28%	96	3.4168	1.819907	Totals	131	1,195,734,282.14	100.00%	95	3.4823	2.352122
North Carolina	2	17,595,504.91	1.47%	95	3.7804	1.426122
Ohio	7	9,581,608.00	0.80%	96	3.7393	2.534793
Pennsylvania	1	3,844,000.00	0.32%	96	3.8380	2.447900
South Carolina	3	26,044,114.12	2.18%	96	4.0765	0.841964
Tennessee	1	5,254,500.00	0.44%	96	3.8380	2.447900
Texas	13	52,525,354.25	4.39%	96	3.6845	2.385659

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.250% or less	23	337,244,671.85	28.20%	96	3.1492	2.630841	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.251% to 3.500%	15	361,478,841.37	30.23%	95	3.3747	2.591478	13 months to 24 months	51	739,337,713.25	61.83%	96	3.5777	1.964576
	3.501% to 3.750%	14	216,928,158.99	18.14%	96	3.6346	2.135448	25 months to 36 months	19	456,396,568.89	38.17%	95	3.3277	2.979924
	3.751% to 4.000%	15	257,411,082.97	21.53%	96	3.8737	1.948694	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	2	16,271,526.96	1.36%	96	4.1338	0.889280	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	4.501% or greater	1	6,400,000.00	0.54%	36	4.5520	1.435400	Totals	70	1,195,734,282.14	100.00%	95	3.4823	2.352122
	Totals	70	1,195,734,282.14	100.00%	95	3.4823	2.352122
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	1	6,400,000.00	0.54%	36	4.5520	1.435400	Interest Only	41	1,013,938,837.00	84.80%	96	3.4609	2.501925
	61 months or greater	69	1,189,334,282.14	99.46%	96	3.4765	2.357055	298 months or less	3	10,961,916.23	0.92%	96	3.5256	1.402531
	Totals	70	1,195,734,282.14	100.00%	95	3.4823	2.352122	299 months to 357 months	24	161,560,155.85	13.51%	93	3.6241	1.558261
								358 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
								361 months or greater	2	9,273,373.06	0.78%	96	3.3039	0.925903
								Totals	70	1,195,734,282.14	100.00%	95	3.4823	2.352122
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		13	255,136,034.48	21.34%	95	3.3397	2.998464				None
	12 months or less	49	881,798,663.58	73.75%	95	3.5189	2.255123
	13 months to 24 months	8	58,799,584.08	4.92%	96	3.5525	1.002247
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	70	1,195,734,282.14	100.00%	95	3.4823	2.352122
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	300801961	OF	San Francisco	CA	Actual/360	3.450%	230,000.00	0.00	0.00	08/01/29	08/01/34	--	80,000,000.00	80,000,000.00	10/01/21
1A	300801964				Actual/360	3.450%	71,875.00	0.00	0.00	08/01/29	08/01/34	--	25,000,000.00	25,000,000.00	10/01/21
1B	300801967				Actual/360	3.450%	28,750.00	0.00	0.00	08/01/29	08/01/34	--	10,000,000.00	10,000,000.00	10/01/21
2	310951942	OF	New York	NY	Actual/360	3.270%	81,750.00	0.00	0.00	N/A	09/11/29	--	30,000,000.00	30,000,000.00	10/11/21
2A	310951943				Actual/360	3.270%	68,125.00	0.00	0.00	N/A	09/11/29	--	25,000,000.00	25,000,000.00	10/11/21
2B	300801986				Actual/360	3.270%	81,750.00	0.00	0.00	N/A	09/11/29	--	30,000,000.00	30,000,000.00	10/11/21
2C	300801987				Actual/360	3.270%	68,125.00	0.00	0.00	N/A	09/11/29	--	25,000,000.00	25,000,000.00	10/11/21
3	310952669	OF	Washington	DC	Actual/360	3.085%	31,027.30	0.00	0.00	09/30/29	09/30/33	--	12,068,965.52	12,068,965.52	10/11/21
3A	310952945				Actual/360	3.085%	35,685.83	0.00	0.00	09/30/29	09/30/33	--	13,881,034.48	13,881,034.48	10/11/21
3B	310953179				Actual/360	3.085%	25,708.33	0.00	0.00	09/30/29	09/30/33	--	10,000,000.00	10,000,000.00	10/11/21
3C	300801978				Actual/360	3.085%	97,514.37	0.00	0.00	09/30/29	09/30/33	--	37,931,034.48	37,931,034.48	10/11/21
3D	300801979				Actual/360	3.085%	37,518.65	0.00	0.00	09/30/29	09/30/33	--	14,593,965.52	14,593,965.52	10/11/21
4	310951799	SS	Various	Various	Actual/360	3.190%	222,236.67	0.00	0.00	N/A	09/11/29	--	83,600,000.00	83,600,000.00	10/11/21
5	322640005	SS	Various	Various	Actual/360	3.890%	145,875.00	0.00	0.00	N/A	10/01/29	--	45,000,000.00	45,000,000.00	10/01/21
5A	322640105				Actual/360	3.890%	64,833.33	0.00	0.00	N/A	10/01/29	--	20,000,000.00	20,000,000.00	10/01/21
6	1958708	Various Various		Various	Actual/360	3.838%	199,982.19	0.00	0.00	N/A	10/01/29	--	62,527,000.00	62,527,000.00	10/01/21
7	300801982	98	New York	NY	Actual/360	3.840%	137,280.00	0.00	0.00	11/01/29	11/01/34	--	42,900,000.00	42,900,000.00	10/01/21
7A	300801983				Actual/360	3.840%	57,920.00	0.00	0.00	11/01/29	11/01/34	--	18,100,000.00	18,100,000.00	10/01/21
8	310952783	OF	Beverly Hills	CA	Actual/360	3.450%	158,125.00	0.00	0.00	N/A	10/11/29	--	55,000,000.00	55,000,000.00	10/11/21
9	310950631	OF	McLean	VA	Actual/360	3.330%	69,375.00	0.00	0.00	N/A	10/11/29	--	25,000,000.00	25,000,000.00	10/11/21
9A	310952136				Actual/360	3.330%	55,500.00	0.00	0.00	N/A	10/11/29	--	20,000,000.00	20,000,000.00	10/11/21
10	1958440	Various New York		NY	Actual/360	3.210%	117,700.00	0.00	0.00	N/A	10/01/29	--	44,000,000.00	44,000,000.00	10/01/21
11	1958894	MF	Bronx	NY	Actual/360	3.650%	98,245.83	0.00	0.00	N/A	11/01/29	--	32,300,000.00	32,300,000.00	10/01/21
12	300801968	MF	Manteca	CA	Actual/360	3.570%	90,737.50	0.00	0.00	N/A	10/01/29	--	30,500,000.00	30,500,000.00	10/01/21
13	300801984	RT	Various	Various	Actual/360	3.126%	78,761.95	0.00	0.00	N/A	10/01/29	--	30,231,337.00	30,231,337.00	10/01/21
14	453012193	RT	Various	Various	Actual/360	3.670%	91,750.00	0.00	0.00	N/A	10/01/29	--	30,000,000.00	30,000,000.00	10/01/21
15	1958646	Various Various		Various	Actual/360	3.520%	51,195.47	0.00	0.00	N/A	10/01/29	--	17,453,000.00	17,453,000.00	10/01/21
16	1855963	MU	Los Angeles	CA	Actual/360	3.740%	52,983.33	0.00	0.00	N/A	10/01/29	--	17,000,000.00	17,000,000.00	10/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
17	300801976	MF	Santa Maria	CA	Actual/360	3.545%	48,005.21	0.00	0.00	N/A	10/01/29	--	16,250,000.00	16,250,000.00	10/01/21
18	310952089	RT	Rancho Mirage	CA	Actual/360	3.738%	49,061.25	0.00	0.00	N/A	10/11/29	--	15,750,000.00	15,750,000.00	10/11/21
19	470115740	MF	Riverdale	NY	Actual/360	3.190%	39,623.91	27,323.71	0.00	N/A	10/01/29	--	14,905,545.09	14,878,221.38	10/01/21
20	1958562	OF	Jamaica	NY	Actual/360	3.330%	41,625.00	0.00	0.00	N/A	11/01/29	--	15,000,000.00	15,000,000.00	10/01/21
21	322640021	MF	Castle Rock	CO	Actual/360	3.150%	39,375.00	0.00	0.00	N/A	11/01/29	--	15,000,000.00	15,000,000.00	10/01/21
22	470115940	MF	Jackson Heights	NY	Actual/360	3.130%	36,354.96	25,798.93	0.00	N/A	10/01/29	--	13,938,004.35	13,912,205.42	10/01/21
23	1958548	RT	Myrtle Beach	SC	Actual/360	4.150%	48,676.04	0.00	0.00	N/A	10/01/29	--	14,075,000.00	14,075,000.00	10/01/21
24	310951965	MF	Seattle	WA	Actual/360	3.463%	40,401.67	0.00	0.00	N/A	10/11/29	--	14,000,000.00	14,000,000.00	10/11/21
25	310951575	LO	Duluth	GA	Actual/360	3.550%	37,010.65	21,728.60	0.00	N/A	09/11/29	--	12,510,641.38	12,488,912.78	10/11/21
26	322640026	LO	Moab	UT	Actual/360	3.730%	37,438.19	20,309.49	0.00	N/A	09/01/29	--	12,044,459.41	12,024,149.92	10/01/21
27	300801969	LO	Columbia	SC	Actual/360	3.990%	39,861.37	19,266.66	0.00	N/A	10/01/29	--	11,988,380.78	11,969,114.12	10/01/21
28	1958021	RT	Puyallup	WA	Actual/360	3.950%	36,528.85	18,042.93	0.00	N/A	09/01/29	--	11,097,370.79	11,079,327.86	10/01/21
29	600951628	LO	Wilmington	NC	Actual/360	3.740%	32,285.37	17,438.58	0.00	N/A	09/11/29	--	10,358,943.49	10,341,504.91	10/11/21
30	470115560	MF	New York	NY	Actual/360	3.100%	25,833.33	0.00	0.00	N/A	10/01/29	--	10,000,000.00	10,000,000.00	10/01/21
31	1958574	IN	Atlanta	GA	Actual/360	3.600%	26,905.40	15,376.62	0.00	N/A	10/01/29	--	8,968,468.00	8,953,091.38	10/01/21
32	300801954	SS	San Antonio	TX	Actual/360	3.900%	27,634.72	13,872.08	0.00	N/A	10/01/29	--	8,502,989.48	8,489,117.40	10/01/21
33	322640033	MF	Fort Gratiot	MI	Actual/360	3.990%	25,835.99	12,549.55	0.00	N/A	09/01/29	--	7,770,222.97	7,757,673.42	10/01/21
34	470115790	MF	New York	NY	Actual/360	3.060%	19,599.59	14,388.16	0.00	N/A	10/01/29	--	7,686,112.23	7,671,724.07	10/01/21
35	610950810	SS	Aptos	CA	Actual/360	3.790%	22,108.33	0.00	0.00	N/A	10/11/29	--	7,000,000.00	7,000,000.00	10/11/21
36	410948636	OF	Sacramento	CA	Actual/360	3.950%	20,871.22	10,258.42	0.00	N/A	10/11/29	--	6,340,623.76	6,330,365.34	10/11/21
37	410951235	OF	Diamond Bar	CA	Actual/360	4.552%	24,277.33	0.00	0.00	N/A	10/11/24	--	6,400,000.00	6,400,000.00	10/11/21
38	1958423	IN	Silver Spring	MD	Actual/360	3.810%	18,165.33	12,878.82	0.00	N/A	10/01/29	--	5,721,363.65	5,708,484.83	10/01/21
39	610950683	IN	Glendale	AZ	Actual/360	3.570%	16,749.25	0.00	0.00	09/11/29	09/11/32	--	5,630,000.00	5,630,000.00	10/11/21
40	470115310	MF	Yonkers	NY	Actual/360	3.460%	14,101.36	5,148.42	0.00	N/A	10/01/29	--	4,890,643.80	4,885,495.38	10/01/21
41	470116020	MF	Bethpage	NY	Actual/360	3.180%	12,740.94	8,827.75	0.00	N/A	10/01/29	--	4,807,902.59	4,799,074.84	10/01/21
42	1958626	RT	The Colony	TX	Actual/360	3.565%	13,368.75	0.00	0.00	N/A	10/01/29	--	4,500,000.00	4,500,000.00	10/01/21
43	470115920	MF	Riverdale	NY	Actual/360	3.130%	11,458.06	4,990.20	0.00	N/A	10/01/29	--	4,392,867.88	4,387,877.68	10/01/21
44	1957053	MF	San Marcos	TX	Actual/360	3.850%	13,956.25	0.00	0.00	N/A	11/01/29	--	4,350,000.00	4,350,000.00	10/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
45	1958504	RT	Las Vegas	NV	Actual/360	3.940%	12,805.00	0.00	0.00	N/A	11/01/29	--	3,900,000.00	3,900,000.00	10/01/21
46	470115660	MF	Mt. Vernon	NY	Actual/360	3.210%	9,495.47	12,065.72	0.00	N/A	10/01/29	--	3,549,709.81	3,537,644.09	10/01/21
47	1958622	MU	Spring	TX	Actual/360	3.700%	11,523.96	0.00	0.00	N/A	10/01/29	--	3,737,500.00	3,737,500.00	10/01/21
48	470115210	MF	Forest Hills	NY	Actual/360	3.200%	9,626.67	0.00	0.00	N/A	10/01/29	--	3,610,000.00	3,610,000.00	10/01/21
49	470114660	MF	Brooklyn	NY	Actual/360	3.250%	9,380.00	6,287.43	0.00	N/A	10/01/29	--	3,463,386.08	3,457,098.65	10/01/21
50	470115610	MF	New York	NY	Actual/360	3.150%	7,318.49	5,143.88	0.00	N/A	10/01/29	--	2,787,994.59	2,782,850.71	10/01/21
51	470114410	MF	Bronx	NY	Actual/360	3.150%	6,182.86	4,345.69	0.00	N/A	10/01/29	--	2,355,374.85	2,351,029.16	10/01/21
52	1958564	SS	Various	CT	Actual/360	3.950%	7,570.83	0.00	0.00	N/A	11/01/29	--	2,300,000.00	2,300,000.00	10/01/21
53	470114180	MF	Lawrence	KS	Actual/360	4.030%	7,388.46	3,512.12	0.00	N/A	10/01/29	--	2,200,039.08	2,196,526.96	10/01/21
54	470115390	MF	New York	NY	Actual/360	3.190%	4,992.61	3,442.79	0.00	N/A	10/01/29	--	1,878,098.68	1,874,655.89	10/01/21
55	470114900	MF	New York	NY	Actual/360	3.230%	4,634.05	5,840.31	0.00	N/A	10/01/29	--	1,721,627.62	1,715,787.31	10/01/21
56	470115070	MF	New York	NY	Actual/360	3.260%	3,920.63	2,615.70	0.00	N/A	10/01/29	--	1,443,178.06	1,440,562.36	10/01/21
57	470115480	MF	Garden City	NY	Actual/360	3.300%	3,175.87	2,079.59	0.00	N/A	10/01/29	--	1,154,863.22	1,152,783.63	10/01/21
58	470115640	MF	New Rochelle	NY	Actual/360	3.230%	2,589.16	1,751.93	0.00	N/A	10/01/29	--	961,917.58	960,165.65	10/01/21
Totals							3,470,788.13	295,284.08	0.00				1,196,029,566.22	1,195,734,282.14
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	50,301,883.34	27,937,180.47	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	5,425,110.67	5,311,058.01	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	43,094,424.50	23,308,666.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3D	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	8,512,477.02	4,639,925.02	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	11,929,912.00	12,272,715.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	6,129,413.00	3,066,308.71	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,286,685.00	1,786,119.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	10,115,004.23	5,394,724.66	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	21,624,829.18	4,882,234.57	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,470,215.00	796,858.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,039,710.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,286,183.65	1,895,233.12	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,316,307.00	1,519,953.82	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	14,158,922.41	6,969,808.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,751,513.67	881,730.97	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	991,467.02	491,282.99	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
17	1,381,735.51	713,971.47	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	679,664.91	338,594.23	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,255,339.00	1,359,524.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,787,262.00	1,021,543.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,196,336.87	623,490.65	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	811,446.00	03/01/19	02/29/20	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	240,696.00	01/01/20	06/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,148,577.00	478,221.57	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	776,897.52	624,474.09	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,412,991.75	2,724,893.36	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	852,064.00	07/01/19	06/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,220,188.11	605,183.48	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	330,586.00	503,163.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	349,981.00	206,353.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,179,916.75	654,227.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	833,995.35	204,951.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,187,601.00	694,458.27	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	492,338.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
35	516,620.00	453,540.50	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	707,635.65	361,439.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	395,352.38	226,414.34	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	833,017.09	196,668.36	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	179,082.00	237,715.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	352,860.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
42	532,120.00	263,014.98	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	124,019.00	160,321.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
44	259,272.00	125,150.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
45	318,075.22	166,557.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	224,878.00	10/01/19	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
47	402,543.68	209,178.34	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	155,889.00	157,226.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
49	219,945.00	222,167.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
50	248,067.00	229,496.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
51	64,913.00	145,337.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
52	413,260.20	217,608.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	266,088.00	266,348.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	139,254.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
55	111,867.00	111,867.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
56	93,549.00	10,361.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
57	6,263.00	54,425.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
58	0.00	19,654.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	209,022,709.41	118,854,874.80				0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 19 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 20 of 30

							Historical Detail

					Delinquencies¹								Prepayments			Rate and Maturities
	30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	# Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/21	0 0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.482298%	3.458229%	95
09/17/21	0 0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.482310%	3.458234%	96
08/17/21	0 0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.482321%	3.455728%	97
07/16/21	0 0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.482332%	3.455729%	98
06/17/21	0 0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.482344%	3.455730%	99
05/17/21	0 0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.482354%	3.455730%	100
04/16/21	0 0.00	0	0.00	1	12,079,808.80	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.482366%	3.455731%	101
03/17/21	0 0.00	0	0.00	1	12,097,372.28	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.482377%	3.455731%	102
02/18/21	0 0.00	0	0.00	1	12,118,891.35	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.482391%	3.455734%	103
01/15/21	0 0.00	0	0.00	1	12,136,321.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.482402%	3.455734%	104
12/17/20	0 0.00	1	12,153,690.97	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.482412%	3.455734%	105
11/18/20	0 0.00	1	12,172,345.95	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.482424%	3.458273%	106
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																	Page 21 of 30

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon			1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon			2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		6,400,000	6,400,000	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		1,189,334,282	1,189,334,282	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	1,195,734,282	1,195,734,282	0	0	0	0
Sep-21	1,196,029,566	1,196,029,566	0	0	0	0
Aug-21	1,196,307,489	1,196,307,489	0	0	0	0
Jul-21	1,196,584,570	1,196,584,570	0	0	0	0
Jun-21	1,196,877,361	1,196,877,361	0	0	0	0
May-21	1,197,152,715	1,197,152,715	0	0	0	0
Apr-21	1,197,443,839	1,185,364,030	0	0	12,079,809	0
Mar-21	1,197,717,476	1,185,620,104	0	0	12,097,372	0
Feb-21	1,198,040,272	1,185,921,380	0	0	12,118,891	0
Jan-21	1,198,312,100	1,186,175,779	0	0	12,136,321	0
Dec-20	1,198,583,105	1,186,429,414	0	12,153,691	0	0
Nov-20	1,198,870,033	1,186,697,687	0	12,172,346	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
23	1958548	14,075,000.00	14,075,000.00	22,400,000.00	07/15/19	210,752.00	0.70970	06/30/20	10/01/29	I/O
Totals		14,075,000.00	14,075,000.00	22,400,000.00		210,752.00

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
23	1958548	RT	SC	04/09/20	9

The loan was transferred to special servicing in April 2020 for imminent monetary default. The loan is due for June 2021, however the Servicer advanced for a tax shortage in January 2021. Additionally there continues to be collection issues with tenants. The loan is secured by a 42,472 sf retail property located in Myrtle Beach, SC. The property is currently 100% occupied.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
14	453012193	30,000,000.00	3.67000%	30,000,000.00 3.67000%		10	06/30/20	05/01/20	08/11/20
Totals		30,000,000.00		30,000,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
23	0.00	0.00	2,932.29	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	(5,097.51)	0.00	591.28	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(2,165.22)	0.00	591.28	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(1,573.94)

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Supplemental Notes
None

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